Subsequent events	12 Months Ended
Mar. 31, 2024
MiX Telematics Limited [Member]
Subsequent events

21. Subsequent events

Other than the item below, the directors are not aware of any matter material or otherwise arising since March 31, 2024 and up to the date of this report, not otherwise dealt with herein.

Change in ownership of the Company and delisting

On October 10, 2023, the Company entered into an Implementation Agreement with Powerfleet, a Delaware corporation, and Main Street 2000 Proprietary Limited, a private company incorporated in the Republic of South Africa and a wholly owned subsidiary of Powerfleet, pursuant to which, subject to the terms and conditions thereof, Main Street has acquired all of the issued ordinary shares of the Company, including the ordinary shares represented by the Company’s American Depositary Shares, through the implementation of a scheme of arrangement in accordance with Sections 114 and 115 of the South African Companies Act, No. 71 of 2008, in exchange for shares of common stock, par value $0.01 per share, of Powerfleet. As a result of the transactions, including the Scheme, contemplated by the Agreement, the Company has become an indirect, wholly owned subsidiary of Powerfleet. The implementation of the Scheme has resulted in the delisting of the MiX Ordinary Shares from the Johannesburg Stock Exchange and the delisting of the Company’s American Depositary Shares, each representing 25 MiX Ordinary Shares, from the New York Stock Exchange. The Powerfleet Common Stock will continue to be listed on The Nasdaq Global Market (“Nasdaq”) and will additionally be listed on the JSE by way of a secondary inward listing.

On the implementation date of the Scheme (i.e. April 2, 2024) (the “Scheme Implementation Date”), the holders of record of MiX Ordinary Shares, who were registered in MiX’s securities register as of the applicable Scheme Record Date (i.e. March 28, 2024) for purposes of the listing requirements of the JSE, exchanged 100% of the issued MiX Ordinary Shares as of the Scheme Record Date, excluding treasury shares and any MiX Ordinary Shares held by any shareholder of the Company that has validly exercised its appraisal rights with respect to the Scheme, in exchange for consideration consisting of 0.12762 shares of Powerfleet Common Stock for each MiX Ordinary Share (and in the case of holders of MiX ADSs, 3.19056 shares of Powerfleet Common Stock for each MiX ADS).

In addition, on the Scheme Implementation Date, each of the Company Share Plans will be assumed by Powerfleet. The number of Replacement SARs shall be equal to the number of prior SARs as noted in note 16, multiplied by 0.12762 (rounded down to the nearest whole number of shares). The Award Price with respect to the Replacement SARs shall be equal to the Award Price applicable to the prior SARs divided by 0.12762 (rounded up to the nearest one hundredth of a cent) and converted to U.S. Dollars at an exchange rate of R18.90 per U.S. Dollar, being the rate of exchange effective at April 2, 2024. The replacement of MiX’s share-based payment awards will be treated like a modification under ASC 718, Compensation—Stock Compensation as of the Scheme Implementation Date in Powerfleet’s consolidated financial statements.

Dissenting shareholder

During the shareholder voting process for the proposed merger transaction between Powerfleet and the Company, a registered holder of 4,570,000 ordinary shares of the Company voted against the transaction (i.e. dissenting shareholder). On April 11, 2024, the dissenting shareholder sent a letter of demand to the Company, in terms of Section 164 (5) to (8) of the Companies Act, to pay the dissenting shareholder, in cash, the fair value of all the shares owned in the Company, plus interest from the effective date, calculated at the cost of equity of the Company, compounded monthly.

Powerfleet agreed with the dissenting shareholder that it would purchase the dissenting shareholder’s 4,570,000 shares in the Company in exchange for the transfer of 583,223 Powerfleet shares to the dissenting shareholder’s account. On May 31, 2024, the shares were transferred and the dissenting shareholder withdrew its section 164 demand.